Other Commitments	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Other Commitments

Note 7: Other Commitments

Canton City School District

The Company has entered into cooperative agreements with certain governmental entities that support the development of the project overall, where the Company is an active participant in the agreement activity, and the Company would benefit from the success of the activity.

The Company had a commitment to the Canton City School District (“CCSD”) to provide a replacement for their Football Operations Center (“FOC”) and to construct a Heritage Project (“Heritage”). The commitment was defined in the Operations and Use Agreement for HOF Village Complex dated as of February 26, 2016.

On March 20, 2018, a Letter of Representations was entered into by both parties whereby the Company has agreed to put money into escrow. The escrow balance at September 30, 2020 and December 31, 2019 of $0 and $2,604,318, respectively, is included in restricted cash on the Company’s unaudited condensed consolidated balance sheets.

Project and Ground Leases

Three wholly owned subsidiaries of the Company have project leases with the Stark County Port Authority to lease project improvements and ground leased property at the Tom Benson Hall of Fame Stadium, youth fields, and parking areas. Rent is comprised of certain fees and generally escalating ground rent over the term of the leases which run until January 31, 2056. Future minimum lease commitments under non-cancellable operating leases, excluding the amounts yet to be paid from escrow for the FOC noted above, are as follows:

For the years ended December 31:

Remainder of 2020 (three months)	$3,591
2021	119,118
2022	119,118
2023	119,118
2024	119,118
Thereafter	9,521,586

Total	$10,001,649

Rent expense on operating leases totaled $104,366 and $104,366 for the three months ended September 30, 2020 and 2019, respectively, and $310,829 and $309,695 during the nine months ended September 30, 2020 and 2019, and is recorded as a component of property operating expenses on the Company’s unaudited condensed consolidated statement of operations.

QREM Management Agreement

On August 15, 2018, the Company entered into an Interim Services Agreement with Q Real Estate Management (QREM) to manage the Tom Benson Hall of Fame Stadium operations. Under that agreement, the Company incurs a monthly management fee to QREM. The interim agreement ended March 1, 2019 and the agreement was not renewed between the parties.

SMG Management Agreement

On September 1, 2019, the Company entered into a Service Agreement with SMG to manage the Tom Benson Hall of Fame Stadium operations. Under that agreement, the Company incurs an annual management fee of $200,000. Management fee expense for the three months ended September 30, 2020 and 2019 was, $50,000 and $16,667, and for the nine months ended September 30, 2020 and 2019 was $150,000 and $16,667, respectively, which is included in property operating expenses on the Company’s unaudited condensed consolidated statements of operations. The agreement term shall end on December 31, 2022.

Employment Agreements

The Company has an employment agreement with its chief financial officer, the terms of which expire in December 2021, with an automatic one-year extension. Such agreement provides for minimum salary levels and incentive bonus that is payable if specified management goals are attained as well as profits interest of 1.0% of future profits vesting over the terms of the agreement.

In addition, the Company has employment agreements with certain of its executives, the terms of which expire through December 2022. Such agreements provide for minimum salary levels and incentive bonuses that are payable if specified management goals are attained as well as restricted stock units and restricted share awards with grant date values ranging from $300,000 to $1,000,000.

DoubleTree Canton Downtown Hotel

On January 2, 2020, the Company entered into a franchise agreement with Hilton Franchise Holding, LLC (“Hilton”) in order to obtain a license to use the Hilton brand in the operation of the DoubleTree Canton Downtown Hotel in Canton, Ohio. The Company will be responsible for operating the hotel full-time, complying with industry and brand standards, and using the reservation service provided by Hilton. While possessing exclusive control of day to day operations, the Company is required to display and maintain signage displaying Hilton’s brand name. The Company is also required to publish and make available to the traveling public, a directory that includes the Hilton brand. The monthly fee will be used for advertising, promotions, publicity, public relations, market research, and other marketing programs. The hotel is projected to open in November 2020.

Management Agreement with Crestline Hotels & Resorts

On October 22, 2019, the Company entered into a management agreement with Crestline Hotels & Resorts (“Crestline”). The Company appointed and engaged Crestline as the Company’s exclusive agent to supervise, direct and control management and operation of the Hilton to assist the Company in preparing the Hilton for re-opening. In consideration of the services performed by Crestline, the Company agreed to the greater of: 2% of gross revenues or $10,000 per month in base management fees. The agreement will be terminated on the fifth anniversary of the commencement date, or October 22, 2024.